Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Capital Stock	Stock Option Reserve	Accumulated other comprehensive income	Retained Earnings (Accumulated Deficit)	Equity Attributable to Owners of Company	Non-controlling Interests	Total
Balance at Mar. 31, 2018	$ 23,654	$ 267	$ 32	$ (14,334)	$ 9,619		$ 9,619
Balance, shares at Mar. 31, 2018	2,807
Statements [Line Items]
Unrealized gain on investment in Biohaven			50		50		50
Shares issued on acquisition of SalvaRx Ltd.	$ 92,583				92,583		92,583
Shares issued on acquisition of SalvaRx Ltd., shares	8,051
Fair value of acquired subsidiaries attributable to non-controlling interest on acquisition						48,731	48,731
Share-based compensation		57			57	1,111	1,168
Net (loss) income				(2,635)	(2,635)	(959)	(3,594)
Balance at Mar. 31, 2019	$ 116,237	324	82	(16,969)	99,674	48,883	148,557
Balance, shares at Mar. 31, 2019	10,858
Statements [Line Items]
Unrealized gain on investment in Biohaven			876		876		876
Shares issued on acquisition of Intensity Holdings Limited	$ 1,298				1,298		$ 1,298
Shares issued on acquisition of Intensity Holdings Limited, shares	130
Shares issued for services, shares
Expiration of unexercised stock options	$ 282	(282)
Share-based compensation		16			16	2,143	2,159
Net (loss) income				(5,333)	(5,333)	(1,916)	(7,249)
Balance at Mar. 31, 2020	$ 117,817	58	958	(22,302)	96,531	49,110	145,641
Balance, shares at Mar. 31, 2020	10,988
Statements [Line Items]
Issued under private placement	$ 6,980				6,980		6,980
Issued under private placement, shares	698
Share issuance costs	$ (248)				(248)		248
Exchange of SalvaRx warrants for Portage warrants	2,640				2,640		2,640
Settlement of non-controlling interest in SalvaRx Limited	2,451				2,451	(2,451)
Warrant liability at contract price	(330)				(330)		(330)
Fair value adjustment for shares issued at a discount in SalvaRx Limited	$ 1,256				1,256		1,256
Fair value adjustment for shares issued at a discount in SalvaRx Limited, shares	397
Shares issued for services	$ 25				25		$ 25
Shares issued for services, shares	1						25,000
Expiration of unexercised stock options	$ 58	(58)
Share-based compensation		7,977			7,977	850	8,827
Net (loss) income				(15,833)	(15,833)	(1,356)	(17,189)
Balance at Mar. 31, 2021	$ 130,649	$ 7,977	$ 958	$ (38,135)	$ 101,449	$ 46,153	$ 147,602
Balance, shares at Mar. 31, 2021	12,084